Risk Management (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 31, 2018	Dec. 31, 2017
Risk Management (Details Text)
Maximum credit risk exposure	R$ 1,624,048,482
Cash and balances with banks	109,610,999	R$ 107,209,743
Financial assets at fair value through other comprehensive income	192,450,010	178,050,536	[1]
Items not recorded in the consolidated balance sheet (recorded in clearing accounts)	328,097,912
Balance of credit operations	R$ 311,522,000	284,373,526
Value at Risk (VaR)	99.00%
VaR of Trading Portfolio net of tax effects	R$ 9,973
Total High Quality Liquid Assets (HQLA)	R$ 112,872,809
Redemptions and non-renewals retail and wholesale funding without collateral (unsecured)	55.80%
Regarding cash inflows	R$ 55,271,914
Stable funding resources available and required	R$ 84,000,000
NSFR (%)	115.20%
ASF the funding of Retail	38.00%
ASF the funding of Wholesale	33.00%
Loan operations of the RSF	43.00%
Other assets of the RSF	31.00%
Lease liabilities	R$ 5,724,960	827,574
Additional Common Equity - PR - PRE; PR Level I - RWA	6.00%
Additional Common Equity - PR - RWA	4.50%
Authorization of subordinated debts to compose Tier I - Total	R$ 4,179	1,737
Authorization of subordinated debts to compose Tier I		2,442
Portion concerning Market Risk	80.00%
Value of the conservation ACP	2.50%
ACP, amount of RWA Systemic Relevance Factor	1.00%
Total Exposure and GDP		1,100,000,000			R$ 6,600,000,000
RWA of the loan risk to the non-banking private sector (RWACPrNB)	R$ 601,000,000
Average in the year
Risk Management (Details Text)
Value at risk	160,661	185,192
Maximum in the year
Risk Management (Details Text)
Value at risk	R$ 286,273	R$ 419,677
Application of deductions of prudential adjustments
Risk Management (Details Text)
Factor applied to prudential adjustments				100.00%
Variation on prices
Risk Management (Details Text)
Applicable tax rate	1.00%
Variation on prices | Scenario 2
Risk Management (Details Text)
Applicable tax rate	25.00%
Variation on prices | Scenario 3
Risk Management (Details Text)
Applicable tax rate	50.00%
For a 1-year fixed interest rate | Scenario 1
Risk Management (Details Text)
Applicable tax rate	4.56%
For a 1-year fixed interest rate | Scenario 2
Risk Management (Details Text)
Applicable tax rate	4.56%
For a 1-year fixed interest rate | Scenario 3
Risk Management (Details Text)
Applicable tax rate	4.56%
Scenario was applied | Scenario 1
Risk Management (Details Text)
Applicable tax rate	4.57%
Scenario was applied | Scenario 2
Risk Management (Details Text)
Applicable tax rate	5.70%
Scenario was applied | Scenario 3
Risk Management (Details Text)
Applicable tax rate	6.84%
Exchange rate | Scenario 1
Risk Management (Details Text)
Average foreign exchange rate	4.02
Exchange rate | Scenario 2
Risk Management (Details Text)
Average foreign exchange rate	4.02
Exchange rate | Scenario 3
Risk Management (Details Text)
Average foreign exchange rate	4.02
Scenario was used | Scenario 1
Risk Management (Details Text)
Average foreign exchange rate	4.06
Scenario was used | Scenario 2
Risk Management (Details Text)
Average foreign exchange rate	5.02
Scenario was used | Scenario 3
Risk Management (Details Text)
Average foreign exchange rate	6.03
Daily hypothetical and effective P&L over the last 250 business days
Risk Management (Details Text)
Value at Risk (VaR)	99.00%
Cash and bank deposits
Risk Management (Details Text)
Credit risk exposure	6.70%
Financial assets at fair value through profit or loss
Risk Management (Details Text)
Credit risk exposure	15.40%
Financial assets at fair value through other comprehensive income
Risk Management (Details Text)
Credit risk exposure	11.90%
Loans and advances to financial institutions
Risk Management (Details Text)
Credit risk exposure	3.60%
Loans and advances to customers
Risk Management (Details Text)
Credit risk exposure	28.20%
Financial assets at amortized cost
Risk Management (Details Text)
Credit risk exposure	10.60%
Other financial assets
Risk Management (Details Text)
Credit risk exposure	3.50%
Items not recorded in the consolidated balance sheet (recorded in clearing accounts)
Risk Management (Details Text)
Credit risk exposure	20.20%

[1]	In June 2018, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$(297,343) thousand.